CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 17,393	$ 6,997	$ 690
Other comprehensive Income:
Unrealized gain (loss) on interest rate swap transaction and foreign currency cash flow hedges	(569)	413	412
Unrealized gain (loss) on pension items, net of taxes (in the amount of $49, ($99) and $103 in the years ended December 31, 2013, 2012 and 2011, respectively)	(89)	146	(211)
Foreign currency translation adjustments	(803)	(440)	687
Total other comprehensive income, net of tax	(1,461)	119	888
Total comprehensive income	$ 15,932	$ 7,116	$ 1,578